NOTES PAYABLE (Details Textual) (USD $)				116 Months Ended
	Nov. 05, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Dr Herschkowitz [Member]	Dec. 20, 2011 Dr Herschkowitz [Member]
Notes Payable Due Date				Jun. 20, 2012
Convertible Note Percentage				20.00%
Notes Payable		$ 100,000	$ 98,659		$ 225,000
Common Stock, Shares, Issued	99,060,672		32,074,000		1,546,667
Stock Transferred On Default Of Note				7,500,000